Note 3 - Going Concern (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Working Capital Surplus (Deficit)	$ (20,584)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations, Ending Balance	11,611	$ 12,757	$ 13,271	$ 7,662
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total	(2,868)	(628)
Net Cash Provided by (Used in) Operating Activities, Total	(278)	$ 9,907
Contractual Obligation, Total	209,777
Debt Instrument, Unused Borrowing Capacity, Amount	0
Acquisition of Fleet [Member]
Contractual Obligation, Total	209,777
Acquisition of Fleet Due Q3 2020 [Member]
Contractual Obligation, Total	15,516
Acquisition of Fleet Due Q4 2020 [Member]
Contractual Obligation, Total	23,517
Acquisition of Fleet Due Q1 2021 [Member]
Contractual Obligation, Total	85,030
Acquisition of Fleet Due Q2 2021 [Member]
Contractual Obligation, Total	$ 85,714